SHARE-BASED COMPENSATION (Details 7) - $ / shares	6 Months Ended	12 Months Ended
	Dec. 26, 2020	Jun. 27, 2020	Jun. 29, 2019
INTANGIBLE ASSETS
Issued And Outstanding, Beginning Balance	7,159,164	1,018,861
Issued And Outstanding, Granted	27,508,063	7,443,954	4,352,340
Issued And Outstanding, Forfeiture of Restricted Stock	(2,156,155)	(974,103)	(3,000,000)
Issued And Outstanding, Redemption of Vested Stock	(7,173,258)	(329,548)	(333,479)
Issued And Outstanding, Vesting of Restricted Stock		0
Issued And Outstanding, Ending Balance	25,337,814	7,159,164	1,018,861
Vested, Beginning Balance	192,459	2,962
Vested, Granted			336,441
Vested, Forfeiture of Restricted Stock
Vested, Redemption of Vested Stock	(7,173,258)	(329,548)	(333,479)
Vested, Vesting of Restricted Stock	7,584,358	519,045
Vested, Ending Balance	603,559	192,459	2,962
Weighted Average fair Value Beginning Balance	$ 0.68	$ 3.89	$ 0
Weighted Average fair Value, Granted	0.16	0.73	3.89
Weighted Average fair Value, Forfeiture of Restricted Stock	(0.15)	2.69	(4.25)
Weighted Average fair Value, Redemption of Vested Stock	(0.18)	3.14	(3.07)
WeightedAverage Fair Value, Vesting of Restricted Stock	0.18	2.28
WeightedAverage Fair Value, Ending Balance	$ 0.30	$ 0.68	$ 3.89